Note 5 - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
5.	Cash and cash equivalents

	As of June 30,
	2024	2025
	US$	US$

Cash and cash equivalents	13,311	950